Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Summary of Shareholding structure of Shareholders of Parent

As of June 30, 2024 issued share capital of the Company was as follows:

	Shares (number)	Share Capital (in thousand Euros)
Class A shares of euro 0.12 nominal value each	194,050,400	23,293
Class B shares of euro 1.20 nominal value each	18,500,793	22,201
Class C shares of euro 1.08 nominal value each	4,770,000	5,152
Total	217,321,193	50,646

Summary of authorized share capital

As of June 30, 2024 and December 31, 2023, authorized share capital was as follows:

June 30, 2024	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)
Class A Shares	404,770,000	0.12	48,572
Class B Shares	45,230,000	1.20	54,276
Conversion shares	4,770,002	1.08	5,152
Total	454,770,002		108,000

December 31, 2023	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)
Class A Shares	401,020,000	0.12	48,122
Class B Shares	48,980,000	1.20	58,776
Conversion shares	1,020,002	1.08	1,102
Total	451,020,002		108,000

Summary of Movement of Share Capital And Share premium

During the six months ended June 30, 2024, there were the following share capital and share premium movements:

	Shares (number)	Price per Share (Euros)	Share Capital (In thousand Euros)	Share Premium (In thousand Euros)
At December 31, 2023	211,161,261		50,352	481,615
January 2024: Stock option plan execution (MSOP/Warrants) (Class A shares)	219,240	0.12	26	151
February 2024: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	234,625	0.12	28	923
March 2024: Stock option plan execution (MSOP/RSU) (Class A shares)	622,615	0.12	75	1,312
March 2024: Change Cass B shares into Class A shares and Class C shares	3,750,000	—	—	—
April 2024: Stock option plan execution (MSOP/RSU) (Class A shares)	684,537	0.12	82	4,816
May 2024: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	100,708	0.12	12	400
June 2024: Stock option plan execution (MSOP/ESOP/RSU/ESPP) (Class A shares)	548,207	0.12	66	657
Other movements	—	—	5	(276)
At June 30, 2024	217,321,193		50,646	489,598